Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of stock options
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2021	305,839	14.21	1.33	98
Granted	-	-
Exercised	-	-
Expired and forfeited	(166,159)	12.40

Outstanding as of December 31, 2021	139,680	16.36	1.20	181
Vested and expected to vest at December 31, 2021	139,680	16.36	1.20	181

Exercisable as of December 31, 2021	121,155	17.70	0.85	85

Schedule of stock options under the 2013 share option plan
	Options outstanding at December 31, 2021			Options exercisable at December 31, 2021
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

7.60	35,100	7.60	3.52	16,575	7.60	3.53
18.90	60,002	18.90	0.10	60,002	18.90	0.10
19.85	44,578	19.85	0.87	44,578	19.85	0.87

	139,680			121,155

Schedule of RSUs under the company’s 2013 Share Option Plan
	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2021	551,175	1.51	$5,732
Granted	782,350
Vested	(223,730)
Cancelled	(60,866)

Outstanding as of December 31, 2021	1,048,929	1.54	$13,689

Schedule of department allocation of share-based compensation charges
	Year ended December 31,
	2021 (*)	2020 (*)	2019 (*)

Cost of revenues	$207	$106	$204
Research and development, net	1,368	879	729
Sales and marketing	865	536	638
General and administrative	916	648	657

	$3,356	$2,169	$2,228

(*)	Including $3,271, $2,107 and $1,887 of compensation cost related to RSUs for the years ended December 31, 2021, 2020 and 2019, respectively.